Interim Condensed Consolidated Balance Sheets (Unaudited) (Parentheticals) - $ / shares		Jun. 30, 2026	Dec. 31, 2025
Statement of Financial Position [Abstract]
Ordinary shares, par value	[1]
Ordinary shares, authorized	[1]	500,000,000	500,000,000
Ordinary shares, share issued	[1]	2,205,378	960,934
Ordinary shares, share outstanding	[1]	2,205,378	960,934

[1]	The share and per share information in these financial statements reflects the 1-for-3 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on March 11, 2026 and an additional 1-for-3 reverse share split of the Company’s issued and outstanding ordinary shares that became effective on June 22, 2026 (together, the “Reverse Share Splits”). See also Note 1c.